Consolidated Statements of Comprehensive Income / (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Comprehensive Income Loss Net Of Tax Period Increase Decrease [Abstract]
Net income/(loss):	$ (154,228)	$ (458,177)	$ (11,723)
Other comprehensive income/(loss):
Unrealized gain/(loss) from hedging interest rate swaps recognized in Other comprehensive income / (loss) before reclassifications (Note 18)	(372)	(5,047)	(1,433)
Less:
Reclassification adjustments of interest rate swap loss (Note 18)	1,294	4,209	1,055
Other comprehensive income/(loss):	922	(838)	(378)
Comprehensive income/(loss)	$ (153,306)	$ (459,015)	$ (12,101)